CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 75,314	$ 62,188
Short-term bank deposits	2	2,677
Available-for-sale marketable securities (Note 4)	12,506	11,819
Trade receivables (net of allowance for doubtful accounts of $ 1,885 and $ 2,160 at December 31, 2015 and 2016, respectively)	62,047	52,374
Other accounts receivable and prepaid expenses (Note 6)	8,487	6,244
Total current assets	158,356	135,302
LONG-TERM RECEIVABLES:
Severance pay fund	2,568	1,454
Long term deferred tax asset (Note 13)	3,548	2,823
Other long-term receivables	1,680	1,088
Total long-term receivables	7,796	5,365
PROPERTY AND EQUIPMENT, NET (Note 7)	3,065	2,296
INTANGIBLE ASSETS, NET (Note 8)	56,180	33,575
GOODWILL (Note 9)	91,002	63,308
Total assets	316,399	239,846
CURRENT LIABILITIES:
Short term debt (Note 10)	5,645	13
Trade payables	8,393	6,331
Accrued expenses and other accounts payable (Note 11)	20,290	16,710
Liabilities due to acquisition activities	6,478	1,211
Deferred revenues	3,882	4,092
Total current liabilities	44,688	28,357
LONG TERM LIABILITIES:
Long term debt (Note 12)	29,756	3,257
Long term liabilities due to acquisition activities (Note 3)	3,379	1,039
Long term deferred tax asset (Note 13)	12,494	5,726
Accrued severance pay	3,443	2,616
Total noncurrent liabilities	49,072	12,638
COMMITMENTS AND CONTINGENCIES (Note 17)
REDEEMABLE NON-CONTROLLING INTEREST (Note 2)	25,998	5,745
EQUITY (Note 14):
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at December 31, 2015 and 2016; Issued and Outstanding: 44,335,220 and 44,355,770 shares at December 31, 2015 and 2016, respectively	1,036	1,035
Additional paid-in capital	182,785	180,989
Accumulated other comprehensive loss	(7,428)	(6,695)
Retained earnings	19,825	15,679
Total equity attributable to Magic Software Enterprises shareholders	196,218	191,008
Non-controlling interests	423	2,098
Total equity	196,641	193,106
Total liabilities, redeemable non-controlling interest and equity	$ 316,399	$ 239,846